Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
Long-Term Debt

Note 8    Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2010		As of September 30, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$368,152	$353,550	$359,737
Unamortized discount on 6.5% Senior Notes	(73,687)	—	(57,369)	—
7.625% Senior Notes due April 2012	485,841	510,133	—	—
Unamortized discount on 7.625% Senior Notes	(43,757)	—	—	—

Total Intelsat S.A. obligations	721,947	878,285	296,181	359,737

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	3,064,463	2,805,000	2,426,325
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,427,138	2,675,919	2,502,986	2,108,766

Total Intelsat Luxembourg obligations	5,232,138	5,740,382	5,307,986	4,535,091

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,129,457	1,048,220	1,066,564
Unamortized premium on 11.25% Senior Notes	4,990	—	4,469	—
11.5% Senior Notes due June 2016	284,595	305,940	—	—
9.5% Senior Notes due June 2016	701,913	740,518	701,913	710,687
9.25% Senior Notes due June 2016	55,035	59,509	—	—
Senior Secured Credit Facilities due April 2018	—	—	3,241,875	3,144,619
Unamortized discount on Senior Secured Credit Facilities	—	—	(14,851)	—
Senior Unsecured Credit Facilities due February 2014	195,152	185,161	195,152	181,004
New Senior Unsecured Credit Facilities due February 2014	810,876	769,359	810,876	752,087
8.5% Senior Notes due November 2019	500,000	543,750	500,000	492,500
Unamortized discount on 8.5% Senior Notes	(3,845)	—	(3,623)	—
7.25% Senior Notes due October 2020	1,000,000	1,010,000	1,000,000	925,000
7.25% Senior Notes due April 2019	—	—	1,500,000	1,395,000
7.5% Senior Notes due April 2021	—	—	1,150,000	1,072,375

Total Intelsat Jackson obligations	4,596,936	4,743,694	10,134,031	9,739,836

Intermediate Holdco:
9.25% Senior Discount Notes due February 2015	4,545	4,681	—	—
9.5% Senior Discount Notes due February 2015	481,020	495,451	—	—

Total Intermediate Holdco obligations	485,565	500,132	—	—

Intelsat Sub Holdco:
8.5% Senior Notes due January 2013	850,346	852,472	—	—
8.875% Senior Notes due January 2015	681,012	699,740	—	—
Senior Secured Credit Facilities due July 2013	330,960	328,478	—	—
8.875% Senior Notes due January 2015, Series B	400,000	411,000	—	—
Unamortized discount on 8.875% Senior Notes	(63,050)	—	—	—

Total Intelsat Sub Holdco obligations	2,199,268	2,291,690	—	—

New Dawn:
Senior Secured Debt Facility due January 2017	84,773	84,773	107,378	107,378
Mezzanine Secured Debt Facility due January 2019	62,819	62,819	79,850	79,850
10.5% Note Payable to Convergence Partners	—	—	502	502

New Dawn obligations	147,592	147,592	187,730	187,730

Intelsat Corp:
Senior Secured Credit Facilities due January 2014	1,715,522	1,709,517	—	—
Unamortized discount on Senior Secured Credit Facilities	(8,361)	—	—	—
Senior Secured Credit Facilities due July 2012	133,466	132,305	—	—
9.25% Senior Notes due August 2014	111,833	115,333	—	—
9.25% Senior Notes due June 2016	580,719	627,177	—	—

Total Intelsat Corp obligations	2,533,179	2,584,332	—	—

Horizons Holdings:
Loan Payable to JSAT	—	—	73,255	73,255

New Dawn obligations	—	—	73,255	73,255

Total Intelsat S.A. long-term debt	15,916,625	$16,886,107	15,999,183	$14,895,649

Less:
Current portion of long-term debt	94,723		57,420

Total current portion	94,723		57,420

Total long-term debt, excluding current portion	$15,821,902		$15,941,763

The fair value for publicly traded instruments is determined using quoted market prices, and for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers, and leading brokerage firms. Substantially all of the inputs used to determine the fair value are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2. The fair values of the New Dawn and the Horizons Holdings obligations approximate their respective book values.

Senior Secured Credit Facilities

On January 12, 2011, Intelsat Jackson Holdings S.A. ("Intelsat Jackson"), a wholly-owned subsidiary of Intelsat S.A., entered into a secured credit agreement (the "Intelsat Jackson Secured Credit Agreement"), which includes a $3.25 billion term loan facility maturing in April 2018 and a $500.0 million revolving credit facility with a five year maturity, and borrowed the full $3.25 billion under the term loan facility. The term loan facility requires regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity on April 2, 2018. Up to $350.0 million of the revolving credit facility is available for issuance of letters of credit. Additionally, up to $70.0 million of the revolving credit facility is available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans reduce availability under the revolving credit facility on a dollar for dollar basis. Intelsat Jackson is required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%. In August 2011, we borrowed and subsequently repaid $200.0 million principal amount under the revolving credit facility. As of September 30, 2011, Intelsat Jackson had $462.0 million (net of standby letters of credit) of availability remaining under its revolving credit facility.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio of less than or equal to 3.50 to 1.00 at the end of each fiscal quarter as well as a consolidated EBITDA to consolidated interest expense ratio of greater than or equal to 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 1.48 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.74 to 1.00 as of September 30, 2011.

New Dawn Credit Facilities

On December 5, 2008, New Dawn entered into a $215.0 million secured financing arrangement with an eight year maturity that consists of senior and mezzanine term loan facilities. The credit facilities are non-recourse to New Dawn's shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders' scheduled capital contributions. During the nine months ended September 30, 2011, New Dawn drew $35.2 million under this facility, primarily to fund the purchase of launch insurance for the launch of the Intelsat New Dawn satellite in the second quarter of 2011, and insurance on the satellite for five years in-orbit. The senior facility provides for a commitment of up to $125.0 million. The interest rate on term loans under the senior facility is the aggregate of the London Inter-Bank Offered Rate ("LIBOR") plus an applicable margin between 3.0% and 4.0% and certain costs, if incurred. The mezzanine facility provides for a commitment of up to $90.0 million. The interest rate on term loans under the mezzanine facility is the aggregate of LIBOR plus an applicable margin between 5.3% and 6.3% and certain costs, if incurred. New Dawn is required to pay a commitment fee at a rate per annum of 0.5% on any unused commitments under the credit facilities. During the nine months ended September 30, 2011, New Dawn paid $46.4 million for satellite related capital expenditures, and had aggregate outstanding borrowings of $187.2 million under its credit facilities as of September 30, 2011.

2011 Reorganization and 2011 Secured Loan Refinancing

On January 12, 2011, certain of our subsidiaries completed a series of internal transactions and related steps that reorganized the ownership of our assets among our subsidiaries and effectively combined the legacy businesses of Intelsat Subsidiary Holding Company S.A. ("Intelsat Sub Holdco") and Intelsat Corporation ("Intelsat Corp") in order to simplify our operations and enhance our ability to transact business in an efficient manner (the "2011 Reorganization"). Also on January 12, 2011, Intelsat Jackson entered into the Intelsat Jackson Secured Credit Agreement as discussed above, and borrowed $3.25 billion under a term loan facility. Part of the net proceeds of the term loan, amounting to $2.4 billion, were contributed or loaned to Intelsat Corp, which used such funds to repay its existing indebtedness under Intelsat Corp's senior secured facilities and to redeem Intelsat Corp's 9 1/4% Senior Notes due 2016. Separately, Intelsat Corp also redeemed all of its 9 1/4% Senior Notes due 2014 and its 6 7/8% Senior Secured Debentures due 2028. In addition, Intelsat Jackson contributed approximately $330.2 million of the net proceeds of the new term loan to Intelsat Sub Holdco to repay all existing indebtedness under Intelsat Sub Holdco's senior secured credit facilities. The entry into the Intelsat Jackson Secured Credit Agreement, the repayment of the existing indebtedness of Intelsat Corp and the repayment of all the secured existing indebtedness of Intelsat Sub Holdco are referred to collectively as the "2011 Secured Loan Refinancing". In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement. Additionally, in connection with the 2011 Secured Loan Refinancing, we recognized a loss on early extinguishment of debt of $87.9 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat Corp and Intelsat Sub Holdco debt repaid and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

2011 Notes Redemptions

On March 18, 2011, Intelsat S.A. redeemed all of the $485.8 million aggregate principal amount outstanding of its 7 5/8% Senior Notes due 2012. Additionally, on March 18, 2011, Intelsat Sub Holdco redeemed $225.0 million aggregate principal amount outstanding of its 8 1/2% Senior Notes due 2013 (the "2013 Sub Holdco Notes"). In connection with these redemptions, we recognized a loss on early extinguishment of $80.3 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat S.A. and Intelsat Sub Holdco debt repaid and the total cash paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs. On April 8, 2011, Intelsat Intermediate Holding Company S.A. ("Intermediate Holdco") redeemed all of the $4.5 million aggregate principal amount outstanding of its 9 1/4% Senior Discount Notes due 2015.

2011 Intelsat Jackson Notes Offering, Tender Offers and Additional Redemptions

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes (the "2011 Intelsat Jackson Notes Offering"), consisting of $1.5 billion aggregate principal amount of 7 1/4% Senior Notes due 2019 and $1.15 billion aggregate principal amount of 7 1/2% Senior Notes due 2021 (collectively, the "New Jackson Notes"). The net proceeds from the sale of the New Jackson Notes were primarily used to repurchase all of the following notes in tender offers launched on March 21, 2011 and completed on April 15, 2011, and to subsequently redeem the remaining outstanding amounts of such notes on May 5, 2011:

•	$481.0 million aggregate principal amount outstanding of the Intermediate Holdco 9 1/2% Senior Discount Notes due 2015;

•	$625.3 million aggregate principal amount outstanding of the 2013 Sub Holdco Notes, after giving effect to the March 2011 partial redemption of the 2013 Sub Holdco Notes, as discussed above;

•	$681.0 million aggregate principal amount outstanding of the Intelsat Sub Holdco 8 7/8% Senior Notes due 2015;

•	$400.0 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B;

•	$55.0 million aggregate principal amount outstanding of the Intelsat Jackson 9 1/4% Senior Notes due 2016; and

•	$284.6 million aggregate principal amount outstanding of the Intelsat Jackson 11 1/2% Senior Notes due 2016.

As a result, all of the above series of notes were paid off in full and no third party debt remained outstanding at Intermediate Holdco and Intelsat Sub Holdco as of May 5, 2011. Additionally, in connection with the above transactions, we recognized a loss on early extinguishment of debt of $158.0 million during the second quarter of 2011, which consists of the difference between the carrying value of the debt repaid or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

Horizons Holdings Debt

On September 30, 2011, we began consolidating Horizons Holdings within our results (see Note 6—Investments—(b) Horizons Holdings). As of the date of consolidation, Horizons Holdings had a debt balance of $73.3 million which is included in long-term debt on our condensed consolidated balance sheet at September 30, 2011. Horizons Holdings incurred the debt pursuant to a loan agreement with JSAT in August 2005 (the "Horizons Loan") whereby JSAT loaned Horizon Holdings funds for the construction of the Horizons-2 satellite. Horizons Holdings' obligations under the loan agreement are secured by a security interest in substantially all of the assets of Horizons Holdings, Horizons-1 and Horizons-2. Payments on the Horizons Loan are made semi-annually in March and September in equal installments. As of September 30, 2011, six semi-annual payments remain on the Horizons Loan, which will be fully repaid in September 2014. The Horizons Loan carries an interest rate of LIBOR plus 0.6%.

Note 11    Long-Term Debt

The carrying amounts and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2009		As of December 31, 2010
	Amount	Fair Value	Amount	Fair Value
Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$328,802	$353,550	$368,152
Unamortized discount on 6.5% Senior Notes	(92,653)	—	(73,687)	—
7.625% Senior Notes due April 2012	485,841	478,553	485,841	510,133
Unamortized discount on 7.625% Senior Notes	(71,932)	—	(43,757)	—

Total Intelsat S.A. obligations	674,806	807,355	721,947	878,285

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	2,812,013	2,805,000	3,064,463
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,149,991	2,106,991	2,427,138	2,675,919

Total Intelsat Luxembourg obligations	4,954,991	4,919,004	5,232,138	5,740,382

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,132,078	1,048,220	1,129,457
Unamortized premium on 11.25% Senior Notes	5,619	—	4,990	—
11.5% Senior Notes due June 2016	284,595	306,651	284,595	305,940
9.5% Senior Notes due June 2016	701,913	751,047	701,913	740,518
9.25% Senior Notes due June 2016	55,035	55,794	55,035	59,509
Senior Unsecured Credit Facilities due February 2014	195,152	176,515	195,152	185,161
New Senior Unsecured Credit Facilities due February 2014	810,876	733,437	810,876	769,359
8.5% Senior Notes due November 2019	500,000	513,750	500,000	543,750
Unamortized discount on 8.5% Senior Notes	(4,119)	—	(3,845)	—
7.25% Senior Notes due October 2020	—	—	1,000,000	1,010,000

Total Intelsat Jackson obligations	3,597,291	3,669,272	4,596,936	4,743,694

Intermediate Holdco:
9.25% Senior Discount Notes due February 2015	4,516	4,640	4,545	4,681
9.5% Senior Discount Notes due February 2015	477,385	490,513	481,020	495,451

Total Intermediate Holdco obligations	481,901	495,153	485,565	500,132

Intelsat Sub Holdco:
8.5% Senior Notes due January 2013	883,346	901,013	850,346	852,472
8.875% Senior Notes due January 2015	681,012	703,145	681,012	699,740
Senior Secured Credit Facilities due July 2013	334,408	317,420	330,960	328,478
8.875% Senior Notes due January 2015, Series B	400,000	413,000	400,000	411,000
Unamortized discount on 8.875% Senior Notes	(73,759)	—	(63,050)	—
Capital lease obligations	191	191	—	—
7% Note payable to Lockheed Martin Corporation	5,000	5,000	—	—

Total Intelsat Sub Holdco obligations	2,230,198	2,339,769	2,199,268	2,291,690

New Dawn:
Senior Secured Debt Facility	72,652	72,652	84,773	84,773
Mezzanine Facility Term Loan	42,137	42,137	62,819	62,819

New Dawn obligations	114,789	114,789	147,592	147,592

Intelsat Corp:
Senior Secured Credit Facilities due January 2014	1,733,391	1,630,427	1,715,522	1,709,517
Unamortized discount on Senior Secured Credit Facilities	(10,785)	—	(8,361)	—
Senior Secured Credit Facilities due July 2012	204,648	195,644	133,466	132,305
9.25% Senior Notes due August 2014	658,119	676,217	111,833	115,333
9.25% Senior Notes due June 2016	580,719	599,592	580,719	627,177
6.875% Senior Secured Debentures due January 2028	125,000	104,688	—	—
Unamortized discount on 6.875% Senior Secured Debentures	(24,369)	—	—	—

Total Intelsat Corp obligations	3,266,723	3,206,568	2,533,179	2,584,332

Total Intelsat S.A. long-term debt	15,320,699	$15,551,910	15,916,625	$16,886,107

Less:
Current portion of capital lease obligations	191		—
Current portion of long-term debt	97,498		94,723

Total current portion	97,689		94,723

Total long-term debt, excluding current portion	$15,223,010		$15,821,902

The fair value for publicly traded instruments is determined using quoted market prices and, for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers, and leading brokerage firms. Substantially all of the inputs used to determine the fair value are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2. The fair values of the New Dawn obligations and the note payable to Lockheed Martin Corporation approximate their respective book values.

Required principal repayments of long-term debt, excluding payments on capital lease obligations, over the next five years and thereafter as of December 31, 2010 are as follows (in thousands):

Year	Amount
2011	$94,723
2012	574,618
2013	1,561,216
2014	2,801,240
2015	1,594,880
2016 and thereafter	9,477,658

Total	$16,104,335

2011 Reorganization and 2011 Refinancing

On January 12, 2011, certain of our subsidiaries completed a series of internal transactions and related steps that reorganized the ownership of our assets among our subsidiaries and effectively combined the legacy businesses of Intelsat Sub Holdco and Intelsat Corp in order to simplify our operations and enhance our ability to transact business in an efficient manner. Also on January 12, 2011, Intelsat Jackson entered into a Credit Agreement (the "Intelsat Jackson Secured Credit Agreement"), and borrowed $3.25 billion under a term loan facility. Part of the net proceeds of the term loan, amounting to $2.4 billion, were contributed or loaned to Intelsat Corp, which used such funds to repay its existing indebtedness under Intelsat Corp's senior secured facilities and to redeem Intelsat Corp's 9 1/4% Senior Notes due 2016. Separately, Intelsat Corp also redeemed all of its 9 ¼% Senior Notes due 2014 (the "2014 Corp Notes") and its 6 7/8% Senior Secured Debentures due 2028 (the "2028 Corp Notes"). In addition, Intelsat Jackson contributed approximately $330.2 million of the net proceeds of the new term loan to Intelsat Sub Holdco to repay all existing indebtedness under Intelsat Sub Holdco's senior secured credit facilities. The entry into the Intelsat Jackson Secured Credit Agreement, the repayment of the existing indebtedness of Intelsat Corp and the repayment of all the secured existing indebtedness of Intelsat Sub Holdco are referred to collectively as the 2011 Refinancing. In connection with the 2011 Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement. Additionally, in connection with the 2011 Refinancing, we will recognize a loss on early extinguishment of debt in January 2011 of $87.9 million, which is driven by the difference between the carrying value of the Intelsat Corp and Intelsat Sub Holdco debt repaid and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

The Proposed Redemptions

On February 16, 2011, Intelsat S.A. issued a notice of redemption stating that it intends to redeem all of the $485,841,000 aggregate principal amount outstanding of the 2012 Intelsat S.A. Notes, and Intelsat Sub Holdco issued a notice of partial redemption stating that it intends to redeem $225 million aggregate principal amount of the 2013 Sub Holdco Notes. These redemptions, which are expected to occur on March 18, 2011, are referred to collectively as the Proposed Redemptions. The Proposed Redemptions are expected to be funded with cash on hand, primarily from the excess proceeds received by Intelsat Jackson from the new term loan discussed above under—The 2011 Refinancing and from the issuance of the 2020 Jackson Notes defined below under—2010 Debt Transactions. After the partial redemption of the 2013 Sub Holdco Notes, approximately $625,346,000 aggregate principal amount of the 2013 Sub Holdco Notes is expected to remain outstanding.

2010 Consent Solicitation

On April 21, 2010, Intelsat S.A. completed a consent solicitation that resulted in the amendment of certain terms of the indenture governing the 2012 Intelsat S.A. Notes and Intelsat S.A.'s 6 1/2% Senior Notes due 2013. The most significant amendments replaced the limitation on secured debt covenant, which limited secured debt of Intelsat S.A. and its restricted subsidiaries to 15% of their consolidated net tangible assets (subject to certain exceptions), with a new limitation on liens covenant, which generally limits such secured debt to two times the adjusted EBITDA of Intelsat S.A. plus certain general baskets (subject to certain exceptions), and made certain corresponding changes to the sale and leaseback covenant as a result of the addition of the new limitation on liens covenant. As consideration, Intelsat S.A. paid the consenting holders of such notes a consent payment equal to 2% of the outstanding principal amount of notes held by such holders that totaled approximately $15.4 million, which was capitalized and will be amortized over the remaining terms of the notes

Description of Indebtedness

(a) Intelsat S.A.

Senior Notes due 2013

Intelsat S.A. had $353.6 million in aggregate principal amount of Senior Notes due 2013 (the "2013 Senior Notes") outstanding at December 31, 2010. These notes bear interest at 6 1/2% annually and mature in November 2013.

Interest is payable on the 2013 Senior Notes semi-annually on May 1 and November 1 of each year. Intelsat S.A. may redeem some or all of the 2013 Senior Notes at any time at the redemption prices set forth in the 2013 Senior Notes. Intelsat S.A. may also redeem the outstanding 2013 Senior Notes in whole in the event of certain tax changes affecting the senior notes, as set forth in the indenture governing the 2013 Senior Notes. The 2013 Senior Notes are senior unsecured obligations of Intelsat S.A. and rank equally with Intelsat S.A.'s other senior unsecured indebtedness.

Senior Notes due 2012

Intelsat S.A. had $485.8 million in aggregate principal amount of Senior Notes due 2012 (the "2012 Intelsat S.A. Notes") outstanding at December 31, 2010. These notes bear interest at 7 5/8% annually and mature in April 2012. Interest is payable on the 2012 Intelsat S.A. Notes semi-annually on April 15 and October 15 of each year. Intelsat S.A. may redeem some or all of the 2012 Intelsat S.A. Notes at any time at the redemption prices set forth in the 2012 Intelsat S.A. Notes. Intelsat S.A. may also redeem the outstanding 2012 Intelsat S.A. Notes in whole in the event of certain tax changes affecting the 2012 Intelsat S.A. Notes, as set forth in the indenture governing the 2012 Intelsat S.A. Notes. The 2012 Intelsat S.A. Notes are senior unsecured obligations of Intelsat S.A. and rank equally with Intelsat S.A.'s other senior unsecured indebtedness.

(b) Intelsat Luxembourg

Senior Notes due 2017

Intelsat Luxembourg had $2.8 billion in aggregate principal amount of Senior Notes due 2017 (the "2017 Senior Notes") outstanding at December 31, 2010. These notes bore interest at 7 7/8% on and prior to August 4, 2008, and bear interest at 11 1/4% after August 4, 2008. The notes mature in February of 2017. Interest is payable on the 2017 Senior Notes semi-annually on August 15 and February 15 of each year. The 2017 Senior Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg's other senior unsecured indebtedness. The 2017 Senior Notes are guaranteed by Intelsat S.A.

Senior PIK Election Notes due 2017

Intelsat Luxembourg had $2.4 billion in aggregate principal amount of Senior PIK Election Notes due 2017 (the "2017 PIK Notes") outstanding at December 31, 2010. The notes mature in February of 2017. Interest on the 2017 PIK Notes is payable semi-annually on August 15 and February 15 of each year. The 2017 PIK Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg's other senior unsecured indebtedness. The 2017 PIK Notes are guaranteed by Intelsat S.A.

Intelsat Luxembourg may, at its option, elect to pay interest on the 2017 PIK Notes (i) entirely in cash, (ii) entirely in payment-in-kind ("PIK") interest or (iii) 50% in cash and 50% in PIK interest, through February 15, 2013. After February 15, 2013, interest on the 2017 PIK Notes will be payable in cash. Cash interest on the 2017 PIK Notes accrued at the rate of 7.53% on and prior to August 4, 2008, and accrues at 11 1/2% after August 4, 2008. If we elect to pay in PIK interest, the applicable PIK interest rate will be the cash pay interest rate in effect during the period plus 100 basis points. If we elect to pay any PIK interest, we will either increase the principal amount of the outstanding 2017 PIK Notes or issue new 2017 PIK Notes to holders of the 2017 PIK Notes in an amount equal to the amount of PIK interest for the applicable interest payment period.

We made elections to pay interest on the 2017 PIK Notes 50% in cash and 50% in PIK interest for the interest period August 16, 2010 through February 14, 2011. We elected to pay interest on the 2017 PIK Notes for the interest period February 15, 2011 through August 15, 2011 entirely in cash.

(c) Intelsat Jackson

11 1/4% Senior Notes due 2016 and 11 1/2% Senior Notes due 2016

Intelsat Jackson had $1.0 billion in aggregate principal amount of its 11 1/4% Senior Notes due 2016 (the "2016 Notes") and $284.6 million in aggregate principal amount of its 11 1/2% Senior Notes due 2016 (the "New 2016 Notes") outstanding at December 31, 2010. The 2016 Notes and the New 2016 Notes are guaranteed by Intelsat S.A.

Interest is payable on both the 2016 Notes and the New 2016 Notes (collectively, the "Intelsat Jackson Senior Notes") semi-annually on June 15 and December 15. Intelsat Jackson may redeem some or all of the Intelsat Jackson Senior Notes at any time prior to June 15, 2011 at a price equal to 100% of the principal amount thereof plus the make-whole premium described in the respective notes. Thereafter, Intelsat Jackson may redeem some or all of the respective notes at the applicable redemption prices set forth in the respective notes. The Intelsat Jackson Senior Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson's other senior unsecured indebtedness.

9 1/4% Senior Notes due 2016 and 9 1/2% Senior Notes due 2016

Intelsat Jackson had $55.0 million in aggregate principal amount of its 9 1/4% Senior Notes due 2016 (the "2016 Guaranteed Notes") and $701.9 million in aggregate principal amount of its 9 1/2% Senior Notes due 2016 (the "New 2016 Guaranteed Notes") outstanding at December 31, 2010. The 2016 Guaranteed Notes and the New 2016 Guaranteed Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on both the 2016 Guaranteed Notes and the New 2016 Guaranteed Notes (collectively, the "Intelsat Jackson Guaranteed Notes") semi-annually on June 15 and December 15. Intelsat Jackson may redeem some or all of the Intelsat Jackson Guaranteed Notes at any time prior to June 15, 2011 at a price equal to 100% of the principal amount thereof plus the make-whole premium described in the respective notes. Thereafter, Intelsat Jackson may redeem some or all of the respective notes at the applicable redemption prices set forth in the respective notes. The Intelsat Jackson Guaranteed Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson's other senior unsecured indebtedness.

8 1/2% Senior Notes due 2019

Intelsat Jackson had $500.0 million in aggregate principal amount of its 8 1/2% Senior Notes due 2019 (the "2019 Jackson Notes") outstanding at December 31, 2010. The 2019 Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on the 2019 Jackson Notes semi-annually on May 1 and November 1. Intelsat Jackson may redeem some or all of the 2019 Notes at any time prior to November 1, 2014 at a price equal to 100% of the principal amount thereof plus the make-whole premium described in the respective notes. Thereafter, Intelsat Jackson may redeem some or all of the respective notes at the applicable redemption prices set forth in the respective notes.

The 2019 Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson's other senior unsecured indebtedness.

7 1/4% Senior Notes due 2020

Intelsat Jackson had $1.0 billion in aggregate principal amount of its 7 1/4% Senior Notes due 2020 (the "2020 Jackson Notes") outstanding at December 31, 2010. The 2020 Jackson Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on the 2020 Jackson Notes semi-annually on April 15 and October 15. With the exception of the two options stated below, the Notes shall not be redeemable prior to October 15, 2015. Thereafter, Intelsat Jackson may redeem some or all of the respective notes at the applicable redemption prices set forth in the respective notes.

Intelsat Jackson may redeem some or all of the 2020 Notes at any time prior to October 15, 2015 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the respective notes. Or Intelsat Jackson may redeem at its option some or all of the 2020 Notes at any time prior to October 15, 2013 for up to 35% of the aggregate principal amount of the Notes under the conditions set forth in the respective notes.

Intelsat Jackson Senior Unsecured Credit Agreement

Intelsat Jackson has a senior unsecured credit facility consisting of a senior unsecured term loan facility due 2014 with $195.2 million outstanding at December 31, 2010. As discussed above, pursuant to the Intelsat Bermuda Transfer, the Intelsat Jackson Senior Unsecured Credit Agreement was transferred to Intelsat Jackson, and Intelsat Bermuda executed a supplemental agreement pursuant to which it became a guarantor of the Intelsat Jackson Senior Unsecured Credit Agreement.

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement bear interest at either (i) London Interbank Offered Rate ("LIBOR") plus 250 basis points or (ii) the Above Bank Rate ("ABR"), which is the rate for any day equal to the higher of (a) the Federal Funds Rate plus1/2 of 1.00% and (b) the rate of interest in effect for such day as its prime rate, plus 150 basis points.

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement are prepayable at any time without premium or penalty. With respect to a change in control or asset sales, the Intelsat Jackson Unsecured Credit Agreement contains substantially the same prepayment provisions as the 2016 Guaranteed Notes (as defined above).

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and all of Intelsat Sub Holdco's subsidiaries that guarantee the 2016 Guaranteed Notes, the 2019 Jackson Notes and the 2020 Jackson Notes.

New Intelsat Jackson Senior Unsecured Credit Agreement

On July 1, 2008, Intelsat Jackson entered into the New Intelsat Jackson Senior Unsecured Credit Agreement, consisting of a senior unsecured term loan facility due 2014 with $810.9 million outstanding at December 31, 2010.

Borrowings under the New Intelsat Jackson Senior Unsecured Credit Agreement bear interest at either (i) LIBOR plus 300 basis points or (ii) the ABR, which is the rate for any day equal to the higher of (a) the Federal Funds Rate plus 50 basis points or (b) the prime rate, plus 200 basis points. With respect to a change in control or asset sales, the New Intelsat Jackson Senior Unsecured Credit Agreement contains substantially the same prepayment provisions as the Intelsat Jackson Senior Unsecured Credit Agreement.

Borrowings under the New Intelsat Jackson Senior Unsecured Credit Agreement are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and all of Intelsat Sub Holdco's subsidiaries that guarantee the 2016 Guaranteed Notes, the 2019 Jackson Notes and the 2020 Jackson Notes.

(d) Intermediate Holdco

Senior Discount Notes due 2015

Intermediate Holdco had $4.5 million in aggregate principal amount at maturity of 9 1/4 % Senior Discount Notes due 2015 (the "2015 Discount Notes") outstanding at December 31, 2010.

Until February 1, 2010, interest accrued on the 2015 Discount Notes at the rate of 9 1/4% per annum, in the form of an increase in the accrued value (representing amortization of the original issue discount) between the date of original issuance and February 1, 2010. Cash interest is payable on the 2015 Discount Notes semi-annually on February 1 and August 1of each year, beginning on August 1, 2010.

The 2015 Discount Notes are senior unsecured obligations of Intermediate Holdco and Intelsat S.A. and rank equally with the other senior unsecured indebtedness of Intermediate Holdco and Intelsat S.A. Borrowings under the 2015 Discount Notes are guaranteed by Intelsat Luxembourg and Intelsat Jackson.

New Senior Discount Notes due 2015

On June 27, 2008, Intermediate Holdco had $481.0 million in aggregate principal amount at maturity of 9 1/2% Senior Discount Notes due 2015 (the "New 2015 Senior Discount Notes") outstanding at December 31, 2010.

Until February 1, 2010, interest accrued on the New 2015 Senior Discount Notes at the rate of 9 1/4% per annum, in the form of an increase in the accrued value (representing amortization of the original issue discount) between the date of original issuance and February 1, 2010. Cash interest is payable on the New 2015 Senior Discount Notes semi-annually on February 1 and August 1of each year, beginning on August 1, 2010. Intermediate Holdco may redeem some or all of the New 2015 Senior Discount Notes at any time at the redemption prices as set forth in the New 2015 Senior Discount Notes.

The New 2015 Senior Discount Notes are senior unsecured obligations of Intermediate Holdco and Intelsat S.A. and rank equally with the other senior unsecured indebtedness of Intermediate Holdco and Intelsat S.A. Borrowings under the New 2015 Senior Discount Notes are guaranteed by Intelsat Luxembourg and Intelsat Jackson.

(e) Intelsat Sub Holdco

8 1/2% Senior Notes due 2013 and 8 7/8% Senior Notes due 2015

Intelsat Sub Holdco had $850.3 million in aggregate principal amount at maturity of 8 1/2 % Senior Notes due 2013 (guaranteed by certain subsidiaries) outstanding at December 31, 2010, and had $681.0 million in aggregate principal amount at maturity of 8 7/8% Senior Notes due 2015 (guaranteed by certain subsidiaries) outstanding at December 31, 2010 (collectively, the "New Sub Holdco Senior Notes").

Interest is payable on the New Sub Holdco Senior Notes semi-annually on January 15 and July 15. Intelsat Sub Holdco may redeem some or all of the New Sub Holdco Senior Notes at a price equal to 100% of the principal amount thereof plus the make-whole premium described in the respective notes.

The New Sub Holdco Senior Notes are senior unsecured obligations of Intelsat Sub Holdco and rank equally with Intelsat Sub Holdco's other senior unsecured indebtedness. The New Sub Holdco Senior Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Jackson, Intermediate Holdco and certain subsidiaries of Intelsat Sub Holdco.

8 7/8% Senior Notes due 2015, Series B

Intelsat Sub Holdco had $400.0 million in aggregate principal amount at maturity of 8 7/8% Senior Notes due 2015 (the "2015 Senior Notes") (guaranteed by certain subsidiaries) outstanding at December 31, 2010.

Interest is payable on the 2015 Senior Notes semi-annually on January 15 and July 15. Intelsat Sub Holdco may redeem some or all of the 2015 Senior Notes at a price equal to 100% of the principal amount thereof plus the make-whole premium described in the respective notes.

The 2015 Senior Notes are senior unsecured obligations of Intelsat Sub Holdco and rank equally with Intelsat Sub Holdco's other senior unsecured indebtedness. The 2015 Senior Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Jackson, Intermediate Holdco and certain subsidiaries of Intelsat Sub Holdco.

At the date of issuance of the 2015 Senior Notes, we determined that these debt instruments contained a contingent put option clause within the host contract, which affords the holders of the notes the option to require the issuer to repurchase such notes at 101% of their principal amount in the event of a change of control, as defined in the indenture governing the notes. In our evaluation of the financing arrangement, we concluded that the contingent put option required bifurcation in accordance with current accounting standards under FASB ASC 815. We were therefore required to bifurcate the contingent put option and carry it as a derivative liability at fair value. We estimated the fair value of the derivative on the date of inception using a standard valuation technique, which places the most significant emphasis upon the estimated date and probability of a change of control and incorporates the issue price, maturity date and change of control put price. The fair value of the embedded derivative was calculated at $36.0 million upon inception and $4.3 million at December 31, 2010. The allocation of a portion of the proceeds from the debt issuance to the fair value of the embedded derivative resulted in an additional discount to the carrying value of the 2015 Senior Notes. The additional discount will be amortized in the consolidated statements of operations using the effective interest method over the term of the 2015 Senior Notes. Additionally, the embedded derivative will be adjusted to fair value at the end of each reporting period with any change in fair value recognized through earnings (see Note 12—Derivative Instruments and Hedging Activities—Put Option Embedded Derivative Instrument).

Senior Secured Credit Facilities

As of December 31, 2010, Intelsat Sub Holdco had a revolving credit facility and a term loan outstanding under its amended and restated credit agreement (the "Sub Holdco Credit Agreement") dated July 3, 2006. On January 21, 2011, this credit facility was fully repaid in connection with the 2011 Refinancing as discussed above.

The Sub Holdco Credit Agreement provided for:

•	a $344.8 million senior secured term loan facility with a seven-year maturity;

•	a $270.8 million senior secured revolving credit facility with a six-year maturity; and

•	a $50.0 million incremental revolving credit facility provision.

The revolving credit facility was available on a revolving basis and terminated on July 3, 2012. $200.0 million of the revolving credit facility was available for issuance of letters of credit. Additionally, $35.0 million of the revolving credit facility was available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans would reduce availability under the revolving credit facility on a dollar for dollar basis.

Following an amendment on January 25, 2008, interest rates for the term loan portion of the Sub Holdco Credit Agreement ranged, at the option of Intelsat Sub Holdco, (i) from the LIBOR rate plus 1.75% to the LIBOR rate plus 2.00%, or (ii) the ABR, which is the rate for any day (rounded upwards, if necessary, to the next 1/16 of 1.00%) equal to the greater of (a) the prime rate in effect on such day or (b) the Federal Funds Rate in effect on such day plus 1/2 of 1.00%, as defined in the Sub Holdco Credit Agreement, plus 0.75%, to the ABR plus 1.00%, depending on certain financial measures. Interest rates for the revolving credit facility portion of the Sub Holdco Credit Agreement ranged, at the option of Intelsat Sub Holdco, (i) from LIBOR plus 2.00% to LIBOR plus 2.50% or (ii) the ABR plus 1.00% to the ABR plus 1.50%, depending on certain financial measures. The ABR and LIBOR, plus the applicable margins, were determined as specified in the Sub Holdco Credit Agreement, as amended.

Intelsat Sub Holdco was required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 3/8%. Both the face amount of any outstanding letters of credit and any swingline loans reduced availability under the revolving credit facility on a dollar for dollar basis. Obligations under the Sub Holdco Credit Agreement were guaranteed by certain of Intelsat Sub Holdco's subsidiaries, as well as by Intelsat Luxembourg, Intelsat Jackson and Intermediate Holdco, and secured by a perfected first priority security interest to the extent legally permissible in substantially all of the tangible and intangible assets of the borrower and guarantors, with certain agreed exceptions.

No amounts were outstanding under the revolving credit facility as of December 31, 2010; however, $36.1 million in letters of credit were issued and outstanding under the facility. The borrowing availability under the revolving credit facility was $234.7 million at such date.

The credit agreement governing Intelsat Sub Holdco's senior secured credit facilities and the indentures governing all our outstanding notes contained a number of restrictive covenants that imposed significant operating and financial restrictions on us. The senior secured credit facilities also included a financial covenant that required the borrower to maintain compliance with a Consolidated Secured Debt to Consolidated EBITDA Ratio (as defined in the Sub Holdco Credit Agreement) of less than or equal to 1.5 to 1.0. We were in compliance with this financial maintenance covenant ratio with a Consolidated Secured Debt to Consolidated EBITDA Ratio of 0.05:1.00 as of December 31, 2010. In addition, the senior secured credit facilities required that the borrower use a portion of the proceeds of certain asset sales, in excess of specified amounts, that were not reinvested in the business, to repay indebtedness under such facilities. The credit agreement governing the senior secured credit facilities and the indentures governing the outstanding notes also included covenants (subject to a number of qualifications) restricting, among other things, our ability and certain of our subsidiaries' ability to pay dividends, or make redemptions, repurchases or distributions with respect to capital stock; make certain loans or investments; engage in mergers, acquisitions, asset sales and sale and lease-back transactions; and engage in transactions with affiliates.

(f) Intelsat New Dawn

New Dawn Credit Facilities

On December 5, 2008, New Dawn entered into a $215.0 million secured financing arrangement that consists of a senior and mezzanine term loan facilities. The credit facilities are non-recourse to New Dawn's shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders' scheduled capital contributions. During the twelve months ended December 31, 2010, New Dawn drew $25.6 million under this facility to fund future capital expenditures. The senior facility provides for a commitment of up to $125.0 million. The interest rate on term loans under the senior facility is the aggregate of the LIBOR plus an applicable margin between 3.0% and 4.0% and certain costs, if incurred. The mezzanine facility provides for a commitment of up to $90.0 million. The interest rate on term loans under the mezzanine facility is the aggregate of LIBOR plus an applicable margin between 5.3% and 6.3% and certain costs, if incurred. New Dawn is required to pay a commitment fee at a rate per annum of 1/2% on any unused commitments under the credit facilities. During the twelve months ended December 31, 2010, New Dawn paid $49.3 million of satellite related capital expenditures, and had aggregate outstanding borrowings of $147.6 million under its credit facilities.

(g) Intelsat Corp

Senior Secured Credit Facilities

As of December 31, 2010, Intelsat Corp had a revolving credit facility and certain term loans outstanding under the Intelsat Corp Amended and Restated Credit Agreement. On January 21, 2011, this credit facility was fully repaid in connection with the 2011 Refinancing as discussed above.

Intelsat Corporation's senior secured credit facilities provided for:

•	a $355.9 million senior secured Term Loan A-3 Facility with a six-year maturity;

•	a $1,785.1 million senior secured Term Loan B-2 Facility with a seven and one half-year maturity;

•	a $175.0 million senior secured revolving credit facility with a six-year maturity; and

•	a $75.0 million incremental revolving credit facility provision.

The revolving credit facility was available on a revolving basis and terminated on July 3, 2012. $150.0 million of the revolving credit facility was available for issuance of letters of credit. Additionally, a portion of the revolving credit facility was available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans would reduce availability under the revolving credit facility on a dollar for dollar basis. Following the amendment on January 25, 2008, interest rates for the term loan portion of the Intelsat Corp Amended and Restated Credit Agreement ranged, at the option of Intelsat Corp, (i) from LIBOR plus 1.75% to LIBOR plus 2.50% or (ii) the ABR plus 0.75% to the ABR plus 1.50%, depending on certain financial measures. Interest rates for the revolving credit facility portion of the Intelsat Corp Amended and Restated Credit Agreement ranged, at the option of Intelsat Corp, (i) from LIBOR plus 2.50% to LIBOR plus 2.875% or (ii) the ABR plus 1.50% to the ABR plus 1.875%, depending on certain financial measures. The ABR and LIBOR, plus the applicable margins, were determined as specified in the Intelsat Corp Amended and Restated Credit Agreement, as amended.

Intelsat Corp was required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%. Certain of the collateral pledged to secure Intelsat Corp's obligations under its senior secured credit facilities was shared with the holders of Intelsat Corp's $125.0 million 6 7/8% Senior Secured Debentures due 2028.

No amounts were outstanding under the revolving credit facility as of December 31, 2010; however, $1.7 million in letters of credit were issued and outstanding under the facility. The borrowing availability under the revolving credit facility was $152.5 million at December 31, 2010. Under the terms of the credit agreements governing both Intelsat Sub Holdco's senior secured credit facilities and Intelsat Corp's amended and restated senior credit facilities, the ability of each company to borrow under its respective revolving credit facility was subject to compliance by each company's indirect parent, Intelsat S.A., under a senior secured debt covenant included in the indenture governing Intelsat S.A.'s outstanding senior notes. As a result, under certain circumstances, Intelsat Corp may not be able to borrow up to the full amount of borrowing availability under its revolving credit facility if Intelsat Sub Holdco has certain amounts outstanding under its revolving credit facility.

The credit agreement governing the Intelsat Corp senior secured credit facilities and the indentures governing our outstanding notes described below contained a number of restrictive covenants that impose significant operating and financial restrictions on us. The senior secured credit facilities also included a financial covenant that requires the borrower to maintain a Consolidated Secured Debt to Consolidated EBITDA Ratio (as defined in the Intelsat Corp Amended and Restated Credit Agreement) of less than or equal to 4.5 to 1.0. We were in compliance with this financial maintenance covenant ratio, with a Consolidated Secured Debt to Consolidated EBITDA Ratio of 2.03:1.00, as of December 31, 2010. In addition, the senior secured credit facilities require that the borrower use a portion of the proceeds of certain asset sales, in excess of specified amounts, that are not reinvested in the business, to repay indebtedness under such facilities. The credit agreement governing the senior secured credit facilities and the indentures governing the outstanding notes also included covenants (subject to a number of qualifications) restricting, among other things, our ability and certain of our subsidiaries' ability to pay dividends, or make redemptions, repurchases or distributions with respect to capital stock; make certain loans or investments; engage in mergers, acquisitions, asset sales and sale and lease-back transactions; and engage in transactions with affiliates.

9 1/4% Senior Notes due 2014

Intelsat Corp had $111.8 million in aggregate principal amount of its 9 1/4% Senior Notes due 2014, (the "New Intelsat Corp 2014 Senior Notes") outstanding at December 31, 2010. On January 20, 2011, all of these notes were redeemed in connection with the 2011 Refinancing discussed above.

Interest on these notes was payable semi-annually on February 15 and August 15 of each year. If Intelsat Corp made certain asset sales, Intelsat Corp would be required to offer to repurchase some or all of these notes at a purchase price equal to 100% of the principal amount plus accrued and unpaid interest and Special Interest (as defined in the Intelsat Corp 2014 Senior Notes), if any.

The New Intelsat Corp 2014 Senior Notes were senior unsecured obligations of Intelsat Corp and ranked equally with Intelsat Corp's other senior unsecured indebtedness.

9 1/4% Senior Notes due 2016

Intelsat Corp had $580.7 million of its 9 1/4% Senior Notes due 2016, (the "Intelsat Corp 2016 Senior Notes") outstanding at December 31, 2010. On January 12, 2011, all of these notes were redeemed in connection with the 2011 Refinancing discussed above.

Interest on these notes was payable semi-annually on June 15 and December 15 of each year. Prior to June 15, 2011, Intelsat Corp had the option to redeem all or a portion of these notes at a price equal to 100% of the principal amount thereof plus a "make-whole" premium; Intelsat Corp had the option to redeem all or a portion of these notes on or after June 15, 2011 at par plus accrued interest plus a premium equal to 4 1/2%, which premium would decline ratably on each yearly anniversary of the date of issuance to zero on the date that is two years prior to the maturity date of these notes. If Intelsat Corp made certain asset sales, it would be required to offer to repurchase some or all of these notes at a purchase price equal to 100% of the principal amount plus accrued and unpaid interest, if any.

The Intelsat Corp 2016 Senior Notes were senior unsecured obligations of Intelsat Corp and ranked equally with Intelsat Corp's other senior unsecured indebtedness.